Investments - Additional Information (Detail) - USD ($)						1 Months Ended			12 Months Ended
	Jun. 25, 2015	Jan. 13, 2015	Jul. 07, 2014	Dec. 11, 2013	Oct. 31, 2013	Dec. 31, 2014	May 31, 2014	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 06, 2016	Dec. 21, 2015	Jul. 02, 2015	Aug. 31, 2014	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2012
Schedule of Cost-method Investments [Line Items]
Amount of investment for acquisition						$ 40,400,000			$ 27,900,000	$ 40,400,000
Accounts payable						8,960,000			12,280,000	8,960,000
Accrued expense						$ 38,275,000			50,869,000	38,275,000
Impairment on the remaining investment								$ 2,600,000
Gain recognized on redemption									5,440,000
Proceeds from note receivable									3,454,000
Loss of unconsolidated entities									$ (14,640,000)	(61,000)	$ (2,067,000)
Voting interest									20.00%
Loss of unconsolidated entities									$ (14,640,000)	$ (61,000)	$ 500,000
Proportionate share exceed of the company's consolidated assets or income						10.00%				10.00%
Equity method investment, description									As of December 31, 2014, the Company did not have an equity method investment in which the Company's proportionate share exceeded 10% of the Company's consolidated assets or income from continuing operations.
Bluezone Labs, LLC [Member]
Schedule of Cost-method Investments [Line Items]
Amount of investment for acquisition																		$ 300,000
Ownership interest																		25.00%
Purchase of products and services									$ 1,100,000	$ 900,000
Accounts payable						$ 100,000			100,000	100,000
Accrued expense						100,000			$ 100,000	100,000
World Wide Web Hosting, LLC [Member]
Schedule of Cost-method Investments [Line Items]
Amount of investment for acquisition																	$ 10,000,000
Ownership interest					40.00%			40.00%									50.00%
Ownership interest percentage					20.00%
Percentage of companies capital stock sold					10.00%
Interest note receivable					$ 1,500,000			$ 1,500,000
Total notes receivable					3,500,000			3,500,000
Increase (decrease) in investment					(1,500,000)			$ (1,500,000)
Impairment on the remaining investment					$ 2,600,000
Business acquisition, contribution of investment interest	$ 11,900,000
Gain recognized on redemption	5,400,000
Proceeds from note receivable	$ 3,500,000
WZ (UK) Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Amount of investment for acquisition															$ 3,900,000
Ownership interest															49.00%
Increase (decrease) in investment													$ 1,100,000	$ 7,400,000
Rate on royalty on billing									4.50%
Royalty revenue									$ 400,000	0
Loss of unconsolidated entities									(13,900,000)	(200,000)
Assets reported in equity method investment						5,600,000			2,100,000	5,600,000
Liabilities reported in equity method investment						6,300,000			6,700,000	6,300,000
WZ (UK) Ltd. [Member] | Subsequent Event [Member]
Schedule of Cost-method Investments [Line Items]
Ownership percentage												57.50%
AppMachine [Member]
Schedule of Cost-method Investments [Line Items]
Amount of investment for acquisition						$ 15,200,000				$ 15,200,000
Ownership interest						40.00%				40.00%
Liabilities reported in equity method investment									$ 0
Remaining percentage of acquisition						60.00%
Periodic payment on equity method investment, percentage						20.00%
Periodic payment on equity method investment determination percentage						20.00%
Minimum [Member]
Schedule of Cost-method Investments [Line Items]
Voting interest									20.00%
Minimum [Member] | WZ (UK) Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Proportionate share of company's income from continuing operations									20.00%
Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Voting interest									50.00%
JDI Backup Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Amount of investment for acquisition																$ 8,800,000
Percentage of acquisition																17.50%
Ownership percentage		100.00%	67.00%	60.00%					100.00%
Increase in investments		$ 30,500,000	$ 4,200,000	$ 22,200,000
Automattic [Member]
Schedule of Cost-method Investments [Line Items]
Investment made on asset							$ 15,000,000
Percentage of outstanding shares invested							5.00%